DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2016
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	2015		2016
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
		Restated (2)
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	466	28	432	27
Financial futures	74	0	251	10
Foreign exchange swaps	717	8	868	14
Forward rate agreements	3	0	2	-
Interest rate swaps	18,192	3,859	16,223	4,235
Options	5,330	81	6,007	96
Outright foreign exchange forwards	390	83	394	93
Other	3,249	14	3,224	7
Total	28,421	4,073	27,401	4,482

Derivative Liabilities(1)
	2015		2016
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
		Restated (2)
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	2,704	214	1,739	132
Financial futures	136	1	573	5
Foreign exchange swaps	537	18	681	8
Forward rate agreements	2	-	1	-
Interest rate swaps	19,563	4,349	18,791	4,773
Options	2,991	138	3,043	160
Outright foreign exchange forwards	575	86	612	84
Credit Derivatives	323	2	347	2
Other	7	-	25	7
Total	26,838	4,808	25,812	5,171

(1) Includes both long and short derivative positions.
(2) Please see Note 43 for information regarding the restatement.

Credit derivative liabilities at December 31, 2015 and December 31, 2016 relate to a guarantee for the non-payment risk of the Hellenic Republic.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading gain / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2014, 2015 and 2016 and are analyzed as follows:
	2014	2015	2016
	Net gain/(losses)	Net gain/(losses)	Net gain/(losses)

	(EUR in millions)
Interest rate and foreign exchange contracts	(939)	177	(322)
Financial futures	(37)	(9)	(17)
Options	(47)	(1)	(4)
Other	(22)	(7)	(13)
Total	(1,045)	160	(356)